DISCLOSURE OF OTHER INFORMATION (Details)	12 Months Ended
	Dec. 31, 2021 shares	May 31, 2021 shares	Sep. 24, 2020 shares
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	100.00000000
Number of shares issued and fully paid	120,474,350	3,250,975	4,063,720
Empresas Copec S.A. [Member]
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	99.99991616
Number of shares issued and fully paid	120,474,249
AntarChile S.A. [Member]
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	0.00008384
Number of shares issued and fully paid	101